Organization and Principal Activities	12 Months Ended
Dec. 31, 2016
Organization and Principal Activities [Abstract]
Organization and Principal Activities

1.  Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Satellite Television Holdings Ltd. (the “Phoenix TV”). Phoenix TV, its subsidiaries and variable interest entities (“VIEs”) are collectively referred to as the Phoenix TV Group. As of December 31, 2016, the Company had eleven subsidiaries, four VIEs and eleven subsidiaries of VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. The Group generates revenues from providing advertising services and paid services, which include digital entertainment and games and others. While the VIEs hold certain licenses and approvals to operate Internet-related businesses in the People’s Republic of China (“China” or the “PRC”), they are also in the process of applying for licenses for the operations of their businesses, including an Internet audio-visual program transmission license and an Internet news license.

The details of the subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2016 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
I Game Limited	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17, 2015	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Mobile value-added services
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd. (“Fenghuang Interactive Entertainment “)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Chengdu Huanyou Tianxia Network Technology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“ Yixi”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Beijing Fenghuang Yunfu Information Technology Co., Ltd. (“Fenghuang Yunfu “)	PRC	April 12, 2016	100%	Software development
Beijing Kanpanbao Technology Co., Ltd. (“Kanpanbao “)	PRC	April 15, 2016	70%	Software development
Shanghai Fengyu Shixun Technology Co., Ltd (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Mobile value-added services

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content, advertising and game businesses, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and their legal shareholders in 2009, and among Qieyiyou, Chenhuan,and their legal shareholders in 2015. Through the aforementioned activities, Tianying Jiuzhou, Yifeng Lianhe and Chenhuan, are considered as VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line and Qieyiyou are entitled to substantially all the economic risks and rewards associated with the VIEs, and are the primary beneficiaries of the VIEs, respectively.

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, each legal shareholder of the VIEs agreed to grant a person designated by Fenghuang On-line or Qieyiyou the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreement in writing, or unless the Fenghuang On-line or Qieyiyou decide in their discretion to terminate the relevant agreements.

Exclusive Equity Option Agreements

Under the exclusive equity option agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, legal shareholders of the VIEs irrevocably granted Fenghuang On-line or Qieyiyou or their designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreement will remain in effect until all of the equity interest in the VIEs has been duly transferred to Fenghuang On-line or Qieyiyou or their designated representatives.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line or Qieyiyou, and legal shareholders of their VIEs, Fenghuang On-line or Qieyiyou granted interest-free loans to the legal shareholders of the VIEs for an amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interest in the applicable VIE to Fenghuang On-line or Qieyiyou, or their designated representatives pursuant to the applicable exclusive equity option agreement. The term of each loan is ten years, and may be extended upon mutual agreement of the parties.

Equity Pledge Agreements

Under the equity pledge agreement among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, the legal shareholders of the VIEs have pledged their equity interests in the VIEs to Fenghuang On-line or Qieyiyou to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreement, voting right entrustment agreement, exclusive equity option agreement and loan agreement. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line or Qieyiyou.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line or Qieyiyou and each of the VIEs,  Fenghuang On-line or Qieyiyou has the exclusive right to provide technical and consulting services to their respective VIEs. The VIEs have agreed to pay a service fee to Fenghuang On-line or Qieyiyou equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line or Qieyiyou at the request of the VIEs. The technical service agreements also transfer all of the economic benefit of intellectual property created by the VIEs to Fenghuang On-line or Qieyiyou. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line or Qieyiyou unless otherwise required by law.

The Group has evaluated the relationship among the Company, Fenghuang On-line or Qieyiyou and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted to the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has the right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line and Qieyiyou, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements.

In January 2015, in order to leverage the Group’s brand, content platform and large user base to expand into more entertainment related businesses, the Group established a new subsidiary Meowpaw with share capital of RMB1.0 million (US$0.2 million). Meowpaw is engaged in creating intellectual properties, related games, books, movies and animations, etc. The Group held 75% of the shares, and the noncontrolling shareholder, who was an individual, held the rest of 25%. Meowpaw’s share capital was not sufficient to support its operations. In addition to the capital injection, as of December 31, 2016, the Group has provided a long-term financing of RMB79.0 million (US$11.4 million) to support its operations. In accordance with ASC810-10, Variable Interest Entities, Meowpaw is thinly capitalized and consolidated as a variable interest entity. Meowpaw may not pay any dividend to shareholders until the accumulated retained earnings is over RMB35.0 million (US$5.4 million). The Group owns 75% equity interest of Meowpaw, it can absorb a majority of Meowpaw’s expected loss, owns the power to direct Meowpaw’s activities and most significantly impacted Meowpaw’s economic performance, therefore, the Group is the primary beneficiary of Meowpaw and consolidated Meowpaw under VIE model.

The Company has the power to direct the activities of all the VIEs, including the VIEs aforementioned in the Contractual Agreements and Meowpaw, and can freely have assets transferred out of all the VIEs without any restrictions. Only the registered capital and PRC statutory reserves of the consolidated VIEs amounted to RMB29.3 million (US$4.2 million) as of December 31, 2016 can be used to solely settle obligations of the VIEs and subsidiaries of the VIEs. As all the VIEs and subsidiaries of the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs and subsidiaries of the VIEs do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs’ current liabilities without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities.

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Current assets	1,075,360	965,552	139,068
Non-current assets	79,211	72,379	10,425
Total assets	1,154,571	1,037,931	149,493
Short-term bank loans	—	2,000	288
Accounts payable	282,509	216,978	31,251
Amounts due to related parties	2,694	1,447	208
Amounts due to inter-company entities	406,538	386,969	55,735
Advances from customers	13,745	18,420	2,653
Taxes payable	56,034	51,850	7,468
Salary and welfare payable	85,019	60,010	8,643
Accrued expenses and other current liabilities	62,695	87,264	12,569
Current liabilities	909,234	824,938	118,815
Non-current liabilities	19,680	20,979	3,022
Total liabilities	928,914	845,917	121,837

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Revenues	1,632,827	1,504,370	1,140,954	164,332
Net income/(loss)	53,141	22,329	(30,641)	(4,413)

	For the Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Net cash (used in)/provided by operating activities	(110,741)	(91,907)	34,079	4,908
Net cash provided by/(used in) investing activities	403,635	(197,307)	(124,610)	(17,948)
Net cash provided by financing activities	10,000	250	2,000	288

As of December 31, 2016, the total assets for the consolidated VIEs mainly comprised of cash and cash equivalents, term deposits and short term investments, accounts receivable, prepayments and other current assets, amounts due from related parties and property and equipment. There was no pledge or collateralization of these assets. Unrecognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs comprise the Internet Content Provision License, the Online Culture Operating Permit, the Internet Publication License, the Permit for Production and Operation of Radio and TV Programs, the Value-added Telecommunications Business Operating License, trademark, and domain name. Recognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs comprise property and equipment and operating rights for licensed games. As of December 31, 2016, the total liabilities for the consolidated VIEs mainly comprised short-term bank loans, accounts payable, amounts due to related parties, amounts due to inter-company entities, advances from customers, salary and welfare payable, taxes payable, accrued expenses and other current liabilities and non-current liabilities. After netting off the amount of inter-company transactions between the consolidated VIEs and other subsidiaries within the Group, the net fee paid or payable to other subsidiaries of the Group by the consolidated VIEs were RMB414.4 million, RMB242.4 million and RMB54.8 million (US$7.9 million) for the years ended December 31, 2014, 2015 and 2016, respectively. The balances and transactions of the consolidated VIEs were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.

It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC, or (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through Contractual Arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through Contractual Arrangements could be construed to reach the Group’s VIE arrangements, and as a result the Group’s VIEs could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law does not make clear how “control” would be determined for such purpose, and is silent as to what type of enforcement action might be taken against existing VIEs that operate in restricted industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If a finding were made by PRC authorities, under existing law and regulations or under the Draft FIE Law if it becomes effective, that the Group’s operation of certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position and operating performance.